Consolidated Statements of Changes in Equity (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of Stockholders' Equity [Abstract]
Cash dividends, per share (in Dollars per share)	$ 0.15	$ 0.2